Commitments and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Colossus Minerals Inc
Disclosure Of Commitments And Contingencies [Line Items]
Estimate of severance claims that remain outstanding	$ 8
Office Space
Disclosure Of Commitments And Contingencies [Line Items]
Term of lease (in years)	15 years
Minimum lease payments for leases not yet commenced	$ 25